Equity Capital and Earnings Per share - Additional Information (Detail) - Major ordinary share transactions [Member] - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 28, 2022	Dec. 31, 2021
Disclosure of Dividends [line items]
Stock repurchased and retired during period value	$ 97
Percentage of the companys issued and outstanding common shares	5.00%
Common shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid		$ 0.33